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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter End: June 30, 2011

If amended report check here:     [ ]

This Amendment (check only one):  [ ]  is a restatement
                                  [ ]  adds new holding entries

Moelis & Company Holdings LP

Name of Institutional Investment Manager

             399 Park Avenue, 5th Floor  New York  New York  10022
             Business Address (Street)   (City)    (State)   (Zip)

13F File Number: 028-14348

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Managing Director,
                            General Counsel and
Peter Vogelsang           Chief Compliance Officer  (212) 883-3800
(Name)                            (Title)           (Phone)

Signature, Place and Date of Signing:

/s/ Peter Vogelsang
399 Park Avenue, 5th Floor
New York, New York 10022
8/15/2011

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
028-13835                 P&S Credit Management, L.P

Report Type:

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $1,312 (thousands)

List of Other Included Managers: None

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                         MOELIS & COMPANY HOLDINGS LP

                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 6/30/2011

   ITEM 1       ITEM 2      ITEM3     ITEM 4       ITEM 5       ITEM 6      ITEM 7        ITEM 8
                TITLE OF              VALUE   SHARES/ SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER   CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE  SHARED NONE
AIR LEASE CORP   CL A     00912X302   1,312   54,000  SH         SOLE               54,000